Financial Assets and Financial Liabilities - Summary of Changes in Liabilities Arising From Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 254.2	€ 219.0
Cash flows	(50.9)	(45.9)
New leases and disposals	8.7	75.4
Reclassifi-cation	0.0	0.0
Other	(16.8)	5.7
Ending balance	267.4	254.2
Additions from business combinations	88.2
Currency effects	(16.0)
Current obligations under lease contracts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	39.5	28.1
Cash flows	(38.9)	(43.6)
New leases and disposals	2.5	19.4
Reclassifi-cation	39.2	35.6
Other	(0.9)	0.0
Ending balance	45.0	39.5
Additions from business combinations	5.3
Currency effects	(1.7)
Non-current obligations under lease contracts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	214.7	188.6
Cash flows	(0.7)	0.0
New leases and disposals	6.2	56.0
Reclassifi-cation	(39.2)	(35.6)
Other	(15.8)	5.7
Ending balance	185.3	214.7
Additions from business combinations	30.3
Currency effects	(10.2)
Current loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0.0	2.3
Cash flows	(12.2)	(2.3)
New leases and disposals	0.0	0.0
Reclassifi-cation	1.3	0.0
Other	0.0	0.0
Ending balance	7.2	0.0
Additions from business combinations	19.5
Currency effects	(1.4)
Non-current loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0.0
Cash flows	0.9
New leases and disposals	0.0
Reclassifi-cation	(1.3)
Other	(0.1)
Ending balance	29.9	€ 0.0
Additions from business combinations	33.1
Currency effects	€ (2.7)